Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
ActivePassive Core Bond ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive Core Bond ETF
Class Name	ActivePassive Core Bond ETF
Trading Symbol	APCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive Core Bond ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apcb. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apcb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Core Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Core Bond ETF underperformed the Bloomberg U.S. Aggregate Bond Total Return Index by 28 basis points during the trailing 1-year period ended August 31, 2024, with a return of 7.02% compared with 7.30% for the index. The U.S. bond markets have provided strong performance, with yields initially pushing higher starting in September 2023 but coming back down in 2024. The recent movement lower was driven by expectations of a series of rate cuts by the Federal Reserve for the end of 2024 and 2025. The primary detractors for the Fund during the year were the international bond-U.S. dollar-hedged exposure, weak relative performance in the passive allocation, and treasury debt exposure. The primary contributors during the year were the strong relative performance from active sub-advisor allocations, the mortgage-backed securities exposure, and the corporate bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Core Bond ETF NAV	7.02	3.67
ActivePassive Core Bond ETF Market	7.05	3.82
Bloomberg U.S. Aggregate Total Return Bond Index	7.30	3.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apcb for more recent performance information. Visit https://www.activepassive.com/apcb for more recent performance information.
Net Assets	$ 737,983,159
Holdings Count | $ / shares	1,277
Advisory Fees Paid, Amount	$ 1,299,392
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$737,983,159
Number of Holdings	1,277
Net Advisory Fee	$1,299,392
Portfolio Turnover	125%
Average Credit Quality	AA-
Effective Duration	5.89 years
Weighted Average Maturity	8.05 years

Holdings [Text Block]

Top 10 Issuers
United States Treasury Note/Bond	32.8%
iShares MBS ETF	12.6%
Vanguard Total International Bond ETF	9.8%
Federal National Mortgage Association	4.6%
iShares Core U.S. Aggregate Bond ETF	3.7%
Federal Home Loan Mortgage Corp.	3.4%
First American Government Obligations Fund	0.7%
United States Treasury Inflation Indexed Bonds	0.7%
Citigroup, Inc.	0.6%
International Bank for Reconstruction & Development	0.6%

Top Sectors
Government	36.5%
Mortgage Securities	11.0%
Financials**	8.4%
Energy**	2.9%
Asset Backed Securities	2.5%
Industrials**	2.3%
Health Care**	1.8%
Utilities**	1.6%
Information Technology**	1.5%
Cash & Other	31.5%

Credit Breakdown	(%)*
AAA	3.4%
AA	60.6%
A	10.0%
BBB	15.1%
BB	1.4%
B	0.4%
NR	9.1%
[1],[2]
Updated Prospectus Web Address	https://www.activepassive.com/apcb.
ActivePassive Intermediate Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive Intermediate Municipal Bond ETF
Class Name	ActivePassive Intermediate Municipal Bond ETF
Trading Symbol	APMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive Intermediate Municipal Bond ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apmu. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apmu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Intermediate Municipal Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Intermediate Municipal Bond ETF underperformed the Bloomberg Muni 1-10 Year Blend Total Return Index, the benchmark which represents the Fund’s investable universe, by 27 basis points during the trailing 1-year period ended August 31, 2024, with a return of 4.47% compared with 4.74% for the index. The Fund also underperformed the broad-based Bloomberg Municipal Bond Index which had a return of 6.09% during the 1-year period ended August 31, 2024. The yields in the municipal markets saw similar patterns to the taxable markets, as the municipal bond yield initially moved higher starting in September 2023, but came back down. The recent movement lower was driven by expectations of a series of rate cuts by the Federal Reserve for the end of 2024 and 2025. Long duration municipal bonds benefitted the most from the shifting yield curve. The primary detractors for the Fund during the year were the weak relative performance in the passive allocation and lower quality bonds generally out-performing high quality bonds. The primary contributors during the year were the strong relative performance from active sub-advisor allocation and longer duration bonds outperforming shorter duration bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Intermediate Municipal Bond ETF NAV	4.47	1.83
ActivePassive Intermediate Municipal Bond ETF Market	4.63	1.95
Bloomberg Municipal Bond Index	6.09	3.79
Bloomberg Muni 1-10 Year Blend Total Return Index	4.74	3.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apmu for more recent performance information. Visit https://www.activepassive.com/apmu for more recent performance information.
Net Assets	$ 139,629,955
Holdings Count | $ / shares	826
Advisory Fees Paid, Amount	$ 279,764
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$139,629,955
Number of Holdings	826
Net Advisory Fee	$279,764
Portfolio Turnover	104%
Average Credit Quality	AA
Effective Duration	3.61 years
Weighted Average Maturity	5.01 years

Holdings [Text Block]

Top 10 Issuers
iShares National Muni Bond ETF	4.6%
First American Government Obligations Fund	4.0%
State of Illinois	3.1%
Commonwealth of Pennsylvania	2.1%
Illinois Finance Authority	2.0%
State of Florida	1.7%
State of Ohio	1.6%
State of Minnesota	1.6%
State of Maryland	1.5%
State of Wisconsin	1.4%

Top Sectors
US Municipal	92.8%
Cash & Other	7.2%

Credit Breakdown	(%)*
AAA	20.3%
AA	48.4%
A	16.1%
BBB	0.9%
BB+	0.4%
NR	13.9%
[3]
Updated Prospectus Web Address	https://www.activepassive.com/apmu.
ActivePassive International Equity ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive International Equity ETF
Class Name	ActivePassive International Equity ETF
Trading Symbol	APIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive International Equity ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apie
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive International Equity ETF	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive International Equity ETF outperformed the S&P Classic ADR Composite Index (NR), the benchmark which represents the Fund’s investable universe, by 17 basis points during the trailing 1-year period ended August 31, 2024, with a return of 18.90% compared with 18.73% for the index. The Fund underperformed the broad-based S&P Global BMI TR Index which had a return of 22.97% during the 1-year period ended August 31, 2024. Economic growth has shown resiliency across the international markets, and while they have trailed the U.S. markets’ performance, they also provided strong returns overall. The developed markets countries were ahead of emerging markets, with weakness in Latin American countries and China detracting from relative returns. The primary detractors for the Fund during the year were the foreign large growth allocation, the exposure to the momentum factor within the Fund’s strategic beta allocation, and stock selection within Japan, France, and India. The primary contributors during the year were the emerging markets equity exposure, value and quality factors within the Fund’s strategic beta allocation, the passive allocation exposure within the market series allocation, and stock selection within the U.K., Taiwan, and Germany.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co Ltd ADR
↑	SAP SE ADR
↑	RELX PLC ADR
↑	Novo Nordisk A/S ADR
↑	Schneider Electric SE ADR

Top Detractors
↓	Lvmh Moet Hennessy Louis Vuitton SE ADR
↓	Nestle SA ADR
↓	Rentokil Initial PLC ADR
↓	Genmab A/S ADR
↓	STMicroelectronics NV ADR

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive International Equity ETF NAV	18.90	15.69
ActivePassive International Equity ETF Market	18.93	15.75
S&P Global BMI TR	22.97	22.61
S&P Classic ADR Composite Index (USD) NTR	18.73	14.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 29, 2023
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apie for more recent performance information. Visit https://www.activepassive.com/apie for more recent performance information.
Net Assets	$ 801,135,505
Holdings Count | $ / shares	417
Advisory Fees Paid, Amount	$ 1,687,414
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$801,135,505
Number of Holdings	417
Net Advisory Fee	$1,687,414
Portfolio Turnover	63%

Holdings [Text Block]

Top 10 Issuers
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
RELX PLC	2.1%
Tencent Holdings Ltd.	2.0%
SAP SE	2.0%
Novo Nordisk AS	1.8%
Novartis AG	1.6%
AstraZeneca PLC	1.5%
ASML Holding NV	1.5%
Roche Holding AG	1.4%
Toyota Motor Corp.	1.4%

Top Sectors*
Financials	18.0%
Information Technology	14.4%
Industrials	13.9%
Health Care	12.6%
Consumer Discretionary	12.5%
Consumer Staples	8.7%
Communication Services	7.3%
Materials	5.0%
Energy	4.0%
Cash & Other	3.6%

Top Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
RELX PLC	2.1%
Tencent Holdings Ltd.	2.0%
SAP SE	2.0%
Novo Nordisk AS	1.8%
Novartis AG	1.6%
AstraZeneca PLC	1.5%
ASML Holding NV	1.5%
Roche Holding AG	1.4%
Toyota Motor Corp.	1.4%
[4]
Material Fund Change [Text Block]
This is a summary of certain changes to the Fund since December 29, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004 or sending an email request to ClientServices@envestnetpmc.com.
Changes to Fund’s Investment Sub Adviser:
Lazard Asset Management was added as an additional sub-adviser, managing an active strategy investing in international stocks. AllianceBernstein was removed as a sub-adviser managing an active strategy investing in international stocks.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Email Address	ClientServices@envestnetpmc.com
Updated Prospectus Web Address	https://www.activepassive.com/apie
ActivePassive U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive U.S. Equity ETF
Class Name	ActivePassive U.S. Equity ETF
Trading Symbol	APUE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive U.S. Equity ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apue
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive U.S. Equity ETF	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive U.S. Equity ETF outperformed the CRSP US Total Market Total Return Index (NR) by 91 basis points during the trailing 1-year period ended August 31, 2024, with a return of 27.08% compared with 26.17% for the index. U.S. equities generally led global markets higher during the trailing year behind investor optimism and a stronger than expected economic backdrop. The U.S. economy has continued to show signs of improvement with resilient labor markets and moderating inflation. The primary detractors for the Fund during the year were the small cap equity allocation, the value factor within the Fund’s strategic beta allocation, and stock selection within the financial services and materials sectors. The primary contributors during the year were the quality factor within the Fund’s strategic beta allocation, the passive allocation exposure within the market series allocation, and stock selection within the consumer cyclical, healthcare, and industrial sectors.

Top Contributors
↑	NVIDIA Corp
↑	Dimensional US Small Cap ETF
↑	Microsoft Corp
↑	Apple Inc
↑	Meta Platforms Inc Class A

Top Detractors
↓	Tesla Inc
↓	Intel Corp
↓	Cisco Systems Inc
↓	Bristol-Myers Squibb Co
↓	Pfizer Inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive U.S. Equity ETF NAV	27.08	29.29
ActivePassive U.S. Equity ETF Market	26.73	29.17
CRSP US Total Market Total Return Index	26.17	28.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 29, 2023
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apue for more recent performance information. Visit https://www.activepassive.com/apue for more recent performance information.
Net Assets	$ 1,587,666,064
Holdings Count | $ / shares	336
Advisory Fees Paid, Amount	$ 2,375,960
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,587,666,064
Number of Holdings	336
Net Advisory Fee	$2,375,960
Portfolio Turnover	55%

Holdings [Text Block]

Top 10 Issuers
Apple, Inc.	6.0%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.1%
Dimensional US Small Cap ETF	4.7%
Alphabet, Inc.	3.5%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc.	2.2%
Berkshire Hathaway, Inc.	2.0%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.5%

Top Sectors*
Information Technology	27.9%
Financials	12.6%
Health Care	11.5%
Consumer Discretionary	9.8%
Industrials	8.8%
Communication Services	8.2%
Consumer Staples	5.8%
Real Estate	2.8%
Utilities	2.6%
Cash & Other	10.0%

Top Holdings
Apple, Inc.	6.0%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.1%
Dimensional US Small Cap ETF	4.7%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.6%
JPMorgan Chase & Co.	1.5%
[5]
Material Fund Change [Text Block]
This is a summary of certain changes to the Fund since December 29, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or sending an email request to ClientServices@envestnetpmc.com.
Changes to Fund’s Investment Sub Adviser:
The London Company of Virginia was added as a sub-adviser managing an active strategy investing in small to mid-capitalization US stocks.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Email Address	ClientServices@envestnetpmc.com
Updated Prospectus Web Address	https://www.activepassive.com/apue

[1]
*	Credit quality ratings shown above reflect the rating assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organizations and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Credit quality ratings shown above reflect the rating assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organizations and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.